Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Capitalized copyrights, cost	$ 10,582	$ 10,246	$ 10,193
Less: accumulated amortization	4,452	3,799
Intangible assets, net	$ 6,130	6,447	7,433
Previously Reported [Member]
Schedule of Intangible Assets, Net [Line Items]
Less: accumulated amortization		$ (3,799)	$ (2,760)